Voyage expenses and vessel operating expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Voyage expenses:
Commissions	$ 4,278	$ 2,809	$ 1,952
Bunkers	4,204	1,349	89
Port expenses	1,633	624	4
Other	583	1,519	885
Total	10,698	6,301	2,930
Vessel operating expenses:
Crew costs and related costs	22,575	16,624	13,375
Insurance expense	4,029	2,388	1,796
Spares, repairs, maintenance and other expenses	6,784	8,836	5,001
Stores and lubricants	5,288	4,593	3,251
Management fees (Note 5)	6,295	4,976	3,917
Other operating expenses	2,151	1,304	3,209
Total	$ 47,122	$ 38,721	$ 30,549